Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Consolidated profit for the year	€ 708,990	€ 648,644	€ 594,406
Items for reclassification to profit or loss
Translation differences	(747,221)	33,256	268,557
Equity accounted investees (note 11) / Translation differences	21,916	(4,360)	(9,270)
Other	(252)	(349)	102
Other comprehensive income for the year, after tax	(725,557)	28,547	259,389
Total comprehensive income for the year	(16,567)	677,191	853,795
Total comprehensive income attributable to the Parent	1,408	641,772	856,598
Total comprehensive income attributable to non-controlling interests	€ (17,975)	€ 35,419	€ (2,803)